Securities - Amortized Cost of Securities and their Estimated Fair Values (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 320,323	$ 340,488
Gross Unrealized Gains	5,665	16,628
Gross Unrealized Losses	(7,078)	(771)
Estimated Fair Value	318,910	356,345
FHLB Stock [Member] | Restricted [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,428	4,428
Gross Unrealized Gains
Gross Unrealized Losses
Estimated Fair Value	4,428	4,428
Agency Debt Securities [Member] | Available for Sale [Member] | US Government and Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	120,608	147,659
Gross Unrealized Gains	1,856	5,202
Gross Unrealized Losses	(2,441)	(83)
Estimated Fair Value	120,023	152,778
Taxable Municipals Bonds [Member] | Available for Sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18,337	12,535
Gross Unrealized Gains	458	1,209
Gross Unrealized Losses	(738)	(8)
Estimated Fair Value	18,057	13,736
Tax Free Municipals Bonds [Member] | Available for Sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	64,291	68,331
Gross Unrealized Gains	2,066	5,756
Gross Unrealized Losses	(898)	(40)
Estimated Fair Value	65,459	74,047
Trust Preferred Securities [Member] | Available for Sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,600	2,000
Gross Unrealized Gains
Gross Unrealized Losses	(111)	(511)
Estimated Fair Value	1,489	1,489
Commercial Bonds [Member] | Available for Sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,000
Gross Unrealized Gains
Gross Unrealized Losses	(16)
Estimated Fair Value	1,984
GNMA [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	17,327	19,172
Gross Unrealized Gains	590	1,244
Gross Unrealized Losses	(142)	(19)
Estimated Fair Value	17,775	20,397
FNMA [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	70,104	64,805
Gross Unrealized Gains	526	2,558
Gross Unrealized Losses	(1,938)	(58)
Estimated Fair Value	68,692	67,305
FHLMC [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,301	4,519
Gross Unrealized Gains	35	153
Gross Unrealized Losses
Estimated Fair Value	1,336	4,672
Non-Agency CMOs [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,459	5,412
Gross Unrealized Gains		80
Gross Unrealized Losses	(374)
Estimated Fair Value	8,085	5,492
Agency CMOs [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,296	16,055
Gross Unrealized Gains	134	426
Gross Unrealized Losses	(420)	(52)
Estimated Fair Value	$ 16,010	$ 16,429